Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three months ended December 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Denominator:
Weighted-average shares outstanding	6,105,386	200,491	3,632,419	210,136
Basic net loss per share	$(1.61)	$(1.61)	$(5.16)	$(5.16)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(9,803)	$(322)	$(18,754)	$(1,085)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(322)	—	(1,085)	—
Allocation of net loss	$(10,125)	$(322)	$(19,839)	$(1,085)

Denominator:
Number of shares used in basic earnings per share calculation	6,105,386	200,491	3,632,419	210,136
Conversion of Class B to Class A Common Stock	200,491	—	210,136	—
Number of shares used in per share computation	6,305,877	200,491	3,842,555	210,136
Diluted net loss per share	$(1.61)	$(1.61)	$(5.16)	$(5.16)

	Year ended September 30,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(44,072)	$(2,059)	$(18,452)	$(1,582)
Deemed dividend from warrant price adjustment	—	—	(609)	(52)
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Denominator:
Weighted-average shares outstanding	4,343,588	202,921	2,617,527	224,431
Basic net loss per share	$(10.15)	$(10.15)	$(7.28)	$(7.28)

Diluted net loss per share:
Numerator:
Net loss available to common stockholders	$(44,072)	$(2,059)	$(19,061)	$(1,634)
Change in fair value of PIPE make-whole liability	—	—	(764)	(66)
Change in fair value of liability-classified warrants	—	—	(634)	(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(2,059)	—	(1,754)	—
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	—	—	—	63
Allocation of net loss	$(46,131)	$(2,059)	$(22,213)	$(1,691)
Denominator:
Number of shares used in basic earnings per share calculation	4,343,588	202,921	2,617,527	224,431
Shares issuable in satisfaction of PIPE make-whole liability	—	—	72,722	—
Shares issuable under liability-classified warrants	—	—	33,620	—
Conversion of Class B to Class A Common Stock	202,921	—	224,431	—
Number of shares used in per share computation	4,546,509	202,921	2,948,302	224,431
Diluted net loss per share	$(10.15)	$(10.15)	$(7.53)	$(7.53)

Schedule of Antidilutive Shares

The potential shares of Class A Common Stock that were excluded from the computation of diluted net loss per share for the periods presented because including them would have an antidilutive effect were as follows:

	Three months ended December 31,
	2025	2024
Warrants	2,570,573	1,551,878
Shares potentially issuable under earnout arrangements	350,000	478,562
RSAs	451,750	—
RSUs	572,614	564,794
Stock options	211,445	268,972
Total	4,156,382	2,864,213

	Year ended September 30,
	2025	2024

Public Warrants and Private Warrants	900,000	900,000
Other common stock warrants	1,570,568	751,878
Earnout Shares	350,000	350,000
Shares potentially issuable under Rage Earnout	64,280	128,560
RSAs	487,250	—
RSUs	954,599	446,318
Stock options	245,218	274,063
Total	4,571,915	2,850,819